                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                               File No. 33-11495
                                                               File No. 811-4989


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

     Pre-Effective Amendment No.                                        [ ]


     Post-Effective Amendment No.   28                                  [X]

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

     Amendment No.   29


                            VOYAGEUR MUTUAL FUNDS II
               (Exact Name of Registrant as Specified in Charter)

           One Commerce Square, Philadelphia, Pennsylvania      19103
            (Address of Principal Executive Offices)          (Zip Code)

        Registrant's Telephone Number, including Area Code:  (215) 255-1371

    Richelle S. Maestro, Esquire, One Commerce Square, Philadelphia, PA 19103
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                 October 30, 2000

It is proposed that this filing will become effective:

              immediately upon filing pursuant to paragraph (b)
          X   on October 30, 2000 pursuant to paragraph (b)
              60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1)
              75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

         ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Rule 414 under the Securities Act of 1933, Voyageur Mutual Funds II, as successor issuer of Voyageur Mutual Funds II, Inc., is filing this amendment to the registration statement of Voyageur Mutual Funds II, Inc. and expressly adopts the registration statement of Voyageur Mutual Funds II, Inc. as its own for all purposes of the Securities Act of 1933 and the Investment Company Act of 1940.

                             --- C O N T E N T S ---


This Post-Effective Amendment No. 28 to Registration File No. 33-11495 includes the following:


          1.     Facing Page

          2.     Contents Page

          3.     Part A - Prospectus(1)

          4.     Part B - Statement of Additional Information(1)

          5.     Part C - Other Information(2)

          6.     Signatures

          7.     Exhibits


This Post-Effective Amendment relates to the Registrant's one series of shares and its classes: Delaware Tax-Free Colorado Fund - Delaware Tax-Free Colorado Fund A Class, Delaware Tax-Free Colorado Fund B Class and Delaware Tax-Free Colorado Fund C Class.

(1) The Registrant's Prospectus and Statement of Additional Information are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 25 to the Registration Statement of Voyageur Mutual Funds filed October 30, 2000.

(2) Items 26(a) and 27 to Part C are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 25 to the Registration Statement of Voyageur Mutual Funds filed October 30, 2000.

                                     PART C

                                Other Information


Item 23.    Exhibits

            (a)    Agreement and Declaration of Trust.

                   (1) Agreement and Declaration of Trust (December 17, 1998)
                       incorporated into this filing by reference to Post-Effective Amendment No. 26 filed August 16, 1999.

                   (2) Certificate of Trust (December 17, 1998) incorporated
                       into this filing by reference to Post-Effective Amendment No. 26 filed August 16, 1999.

            (b) By-Laws. By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 26 filed August 16, 1999.

            (c)    Copies of All Instruments Defining the Rights of Holders.

                   (1) Agreement and Declaration of Trust. Articles III, V and
                       VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 26 filed August 16, 1999.

                   (2) By-Laws. Article II of By-Laws attached incorporated into this filing by reference to Post-Effective Amendment No. 26 filed August 16, 1999.

            (d) Investment Management Agreement. Investment Management Agreement dated November 1, 1999 between Delaware Management Company and the Registrant attached as an Exhibit.

            (e)    (1) Distribution Agreement.

                       (i)  Distribution Agreement between Delaware
                            Distributors, L.P. and the Registrant on behalf of the Fund incorporated into this filing by reference to Post-Effective Amendment No. 22 filed August 28, 1997.

                       (ii) Adoption Agreement dated November 1, 1999 between
                            Delaware Distributors, L.P. and the Registrant attached as an Exhibit.

                   (2) Administration and Service Agreement. Form of
                       Administration and Service Agreement (as amended November
                       1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed August 28, 1997.



                   (3) Dealer's Agreement. Attached as an Exhibit.

                    (4) Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed August 28, 1997.

          (f)       Inapplicable.

          (g)       Custodian Agreement.

                    (1) Form of Custodian Contract between Mellon Bank, N.A. and the Registrant attached as an Exhibit.

          (h)       Other Material Contracts.

                    (1) Shareholder Services Agreement between Delaware Service Company, Inc. and the Registrant on behalf of the Fund incorporated into this filing by reference to Post-Effective Amendment No. 22 filed August 28, 1997.

                    (2) Fund Accounting Agreement between Delaware Service Company, Inc. and the Registrant on behalf of the Fund incorporated into this filing by reference to Post-Effective Amendment No. 22 filed August 28, 1997.

                    (3) Adoption Agreement dated November 1, 1999 between Delaware Service Company, Inc. and the Registrant attached as an Exhibit.

                    (4) Executed Schedule A to the Shareholder Servicing Agreement dated April 20, 2000 between Delaware Service Company, Inc. and the Registrant attached as an Exhibit.

          (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 26 filed August 16, 1999.

          (j)       Consent of Auditors. Attached as an Exhibit.

          (k)       Inapplicable.

          (l) Letter of Investment Intent incorporated into this filing by reference to Form N-1A filed on April 13, 1987.

          (m) Plans under Rule 12b-1. Plan of Distribution under Rule 12b-1 for Class A, B and C Shares of incorporated into this filing by reference to Post-Effective Amendment No. 20 filed April 30, 1996.

          (n) Plan under Rule 18f-3. Plan under Rule 18f-3 incorporated into this filing by reference to Post-Effective Amendment No. 23 filed April 29, 1998.

          (o)       Inapplicable.

          (p)       Codes of Ethics.

                    (1) Delaware Investments Family of Funds attached as an
                        Exhibit.

                    (2) Delaware Management Business Trust and Delaware
                        Distributors, L.P. attached as an Exhibit.

          (q)       Other: Trustees' Powers of Attorney.

                    (1) Incorporated into this filing by reference to
                        Post-Effective Amendment No. 26 filed August 16, 1999.

                    (2) Power of Attorney for John H. Durham attached as an
                        Exhibit.


Item 24.  Persons Controlled by or under Common Control with Registrant.
          None.

Item 25. Indemnification. Article VI of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 26 filed August 16, 1999.

Item 26.  Business and Other Connections of Investment Adviser.

               Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Inc., Voyageur Insured Funds, Voyageur Tax Free Funds, Voyageur Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Voyageur Intermediate Tax Free Funds, Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

Item 26(a) incorporated into this filing by reference to Post-Effective Amendment No. 25 to the Registration Statement of Voyageur Mutual Funds filed October 30, 2000.

Item 27. Principal Underwriters. Incorporated into this filing by reference to Post-Effective Amendment No. 24 to the Registration Statement of Voyageur Mutual Funds filed October 30, 2000.

Item 28.       Location of Accounts and Records.

               All accounts and records are maintained in Philadelphia at One Commerce Square, Philadelphia, PA 19103 or 90 South Seventh Street, Minneapolis, Minnesota 55402.

Item 29.       Management Services.  None.

Item 30.       Undertakings.  Inapplicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 27th day of October, 2000.

                                              VOYAGEUR MUTUAL FUNDS II

                                              By/s/David K. Downes
                                                -----------------------------
                                                   David K. Downes
                                                   President and Chief
                                                   Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

      Signature                     Title                                    Date
      ---------                     -----                                    ----
/s/David K. Downes         President/Chief Executive Officer/
---------------------      Chief Operating Officer/Chief Financial       October 27, 2000
David K. Downes            Officer (Principal Executive Officer,
                           Principal Financial Officer and Principal
                           Accounting Officer) and Trustee

/s/Wayne A. Stork    *     Trustee                                       October 27, 2000
---------------------
Wayne A. Stork

/s/Walter P. Babich  *     Trustee                                       October 27, 2000
---------------------
Walter P. Babich

/s/John H. Durham    *     Trustee                                       October 27, 2000
---------------------
John H. Durham

/s/ Anthony D. Knerr *     Trustee                                       October 27, 2000
---------------------
Anthony D. Knerr

/s/ Ann R. Leven     *     Trustee                                       October 27, 2000
---------------------
Ann R. Leven

/s/Thomas F. Madison *     Trustee                                       October 27, 2000
---------------------
Thomas F. Madison

/s/Charles E. Peck   *     Trustee                                       October 27, 2000
---------------------
Charles E. Peck


/s/Janet L. Yeomans *      Trustee                                       October 27, 2000
---------------------
Janet L. Yeomans

                                        *By: /s/David K. Downes
                                        -----------------------
                                        David K. Downes
                                        As Attorney-in-Fact for
                                        each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A

















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


       Exhibit No.        Exhibit
       -----------        -------

       EX-99.D            Investment Management Agreement

       EX-99.E(I)(II)     Adoption Agreement relating to the Distribution Agreement

       EX-99.E(3)         Dealer's Agreement

       EX-99.G            Custodian Contract

       EX-99.H(3)         Adoption Agreement relating to the Shareholder Services Agreement

       EX-99.H(4)         Schedule A relating to the Shareholder Services Agreement

       EX-99.J            Consent of Auditors

       EX-99.P(1)         Code of Ethics - Delaware Investments Family of Funds

       EX-99.P(2)         Code of Ethics - Delaware Management Business Trust and
                          Delaware Distributors, L.P.

       EX-99.Q(2)         Power of Attorney
